Investment Strategy - American Century Capital Portfolios Prospectus	Mar. 01, 2026
GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. The portfolio managers consider a company to be engaged in the real estate industry if at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio managers look for real estate securities they believe will provide superior returns, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors. The portfolio managers use the following investment techniques to construct the portfolio: 1) top down fundamental analysis of property sectors and geographic regions that allows the managers to allocate assets among securities with exposure to different segments and geographies of the real estate market, 2) bottom up fundamental stock research, and 3) benchmark sensitive portfolio construction that reflects the property sectors and regions, and the individual weights thereof, of the S&P Developed REIT Index, a member of the S&P Global Property Index Series. Of these techniques, the portfolio managers place particular emphasis on property sector research. These techniques also help the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced. Because the fund is nondiversified and its investment strategy is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other funds that are diversified and hold securities in a broader range of industries.
The fund invests primarily in equity securities of companies located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 30% (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 20%) of its assets in securities of issuers located outside the United States. The fund will allocate its assets among at least three different countries (one of which may be the United States).
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities).
REAL ESTATE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. The portfolio managers consider a company to be engaged in the real estate industry if, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio managers look for real estate securities they believe will provide superior returns, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors.
The portfolio managers use the following investment techniques to help construct the portfolio: 1) top down fundamental analysis of property sectors and geographic regions that allows the managers to allocate assets among securities with exposure to different segments and geographies of the real estate market, 2) bottom up fundamental stock research, and 3) benchmark sensitive portfolio construction that reflects the securities that comprise, and the individual weights within, the FTSE Nareit All Equity REITs Index. Of these techniques, the portfolio managers place particular emphasis on property sector research. These techniques also help the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced.
Because the fund is nondiversified and its investment strategy is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other funds that are diversified and hold securities in a broader range of industries.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities).